VESSELS, NET	12 Months Ended
Dec. 31, 2011
VESSELS, NET [Abstract]
VESSELS, NET
8.	VESSELS, NET

Vessels, net, consist of the carrying value of 20 vessels including drydocking costs. During 2011 and 2010, we did not impair any of our vessels' carrying value, as we believe the future undiscounted cash flows expected to be earned by such vessels over their operating lives would exceed the vessels' carrying amounts.

All figures in USD ‘000	Vessels	Drydocking	Total
Carrying Value December 31, 2010	971,018	17,245	988,263
Accumulated depreciation December 31, 2010	275,744	19,782	295,526
Depreciation expense 2010	53,181	9,364	62,545
Carrying Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626

During 2011, our fleet has increased by three vessels, including two newbuilding vessels that we entered into agreements with Samsung Heavy Industries Co., Ltd. in April 2010.

Newbuilding Deliveries.
In April 2010, the Company entered into agreements with Samsung Heavy Industries Co. Ltd. to acquire two Suezmax newbuildings and the first vessel, the Nordic Breeze was delivered to the Company in August 2011 and the NordicZenith was delivered to the Company in November 2011. The Company took ownership of the vessels upon delivery from the shipyard at which time the title was transferred from the seller. The agreed total prices at delivery were $64.7 million and $64.7 million, respectively with 55% of the purchase prices paid when we signed the contracts and the balance paid on delivery. The table below shows total capitalized costs related to the two newbuildings delivered in 2011:

All figures in USD ‘000	2011	2010
Newbuilding – Nordic Breeze
Instalment	64,750	35,700
Capitalized interest	417	191
Capitalized cost *)	2,091	183
Total Newbuilding – Nordic Breeze as of December 31,	67,258	36,074

All figures in USD ‘000	2011	2010
Newbuilding – Nordic Zenith
Instalment	64,750	35,700
Capitalized interest	501	191
Capitalized cost *)	2,035	160
Total Newbuilding – Nordic Breeze as of December 31,	67,286	36,051
Total as of December 31,	134,544	72,125

*)	Capitalized cost consists of direct expenses incurred upon acquisition, such as supervision expenses incurred during the construction period, commission paid and legal fees.